Related Parties - Summary of Time Deposits at Related Parties (Detail) ₺ in Thousands	Dec. 31, 2020 TRY (₺)
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 6,656,292
Banks - Time deposits
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	6,713,484
Banks - Time deposits | Ziraat Bankasi
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	2,338,812
Banks - Time deposits | Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	2,307,202
Banks - Time deposits | Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	1,904,505
Banks - Time deposits | Ziraat Katilim Bankasi A.S.
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 162,965